Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Subscription Receivable	Additional paid-in capital RSU	Accumulated Deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2023		$ 400	[1]		$ (387)		$ (2,798,455)	$ 1,433	$ (2,797,009)
Balance (in Shares) at Dec. 31, 2023	[1]	4,000,000
Issuance of ordinary shares upon IPO		$ 129	[1]	5,999,484	387				6,000,000
Issuance of ordinary shares upon IPO (in Shares)	[1]	1,290,000
Net (loss) income			[1]				866,769		866,769
Foreign currency translation			[1]					(312)	(312)
Balance at Dec. 31, 2024		$ 529	[1]	5,999,484			(1,931,686)	1,121	4,069,448
Balance (in Shares) at Dec. 31, 2024	[1]	5,290,000
Issuance of ordinary shares upon IPO		$ 158	[1]	5,111,722					$ 5,111,880
Issuance of ordinary shares upon IPO (in Shares)		1,581,250	[1]						699,828
Vesting and issuance of RSU shares		$ 70	[1]	8,166,923					$ 8,166,993
Vesting and issuance of RSU shares (in Shares)	[1]	699,828
Granting but not vesting of RSU shares-based payment			[1]			788,915			788,915
Net (loss) income			[1]				(9,587,835)		(9,587,835)
Foreign currency translation			[1]					2,492	2,492
Balance at Dec. 31, 2025		$ 757	[1]	$ 19,278,129		$ 788,915	$ (11,519,521)	$ 3,613	$ 8,551,893
Balance (in Shares) at Dec. 31, 2025	[1]	7,571,078

[1]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).